OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Total Operating Lease Expenses

As of December 31, 2025, the Company recognized operating lease ROU assets of $1.0 million and total lease liabilities $1.1 million, including a current portion of $0.8 million for operating leases.

	For the year ended December 31, 2025	For the year ended December 31, 2024
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,092	$1,092
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$552	$14
Weighted average remaining lease term
Operating leases	1.3 years	1.5 years
Weighted average discount rate
Operating leases	4.23%	5.15%

Summary of Maturities of Lease liabilities

Maturities of lease liabilities as of December 31, 2025 are as follows:

Amount
(in thousands)
2026	817
2027	333
Total future lease payments	1,150
Less: Imputed interest	(19)
Total lease liability balance	$1,131